Annual Fund Operating Expenses - Class ACR6IS [Member] - DWS Floating Rate Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.45%	[1]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.28%)
Net Expenses (as a percentage of Assets)	1.07%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.49%	[1]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(0.32%)
Net Expenses (as a percentage of Assets)	1.82%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.36%	[1]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.82%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%	[1]
Acquired Fund Fees and Expenses	0.10%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.31%)
Net Expenses (as a percentage of Assets)	0.87%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.46%, 0.50%, 0.37% and 0.54% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.